Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2022
Employee Stock Purchase Plan
Employee Stock Purchase Plan

(12) Employee Stock Purchase Plan

In 2021, the Company adopted an Employee Stock Purchase Plan (the “ESPP”) to provide eligible employees of the Company with opportunities to purchase shares of the Company’s common stock. The ESPP initially provided for the purchase of an aggregate of up to 150,000 shares of common stock. The number of shares of common stock available through the ESPP increased by 90,000 shares in January 2022 and 90,000 shares in January 2023, and may be increased each subsequent year by up to 90,000 shares.